Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Short Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2013 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2013 Long Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2013 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2013 Short Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2013 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2012 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2013 Long Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2013 Long Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Liabilities Held For Risk Management [Member] CNY
Derivative Asset, Fair Value, Amount Not Offset Against Collateral, Total					$ 516	3,162	14,777	28,674	$ 3	16	2,497	3,992
Derivative Liability, Fair Value, Amount Not Offset Against Collateral, Total													(1,908)	(11,708)	(7,310)	(14,313)	(484)	(2,973)	(1,470)	(4,393)
Net derivatives held for risk management	$ (1,873)	(11,503)	8,494	13,960